Prepayments, Receivables and Other Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Loans to third parties	[1]	$ 4,585,103	$ 3,087,665
Other receivables		268,924	263,445
Subtotal		4,854,027	3,351,110
Less: allowance for doubtful accounts		(27,938)	(28,063)	$ (37,366)
Prepaid expenses and other current assets		$ 4,826,089	$ 3,323,047

[1]

These loans mainly include two categories:

The first category is loans issued to business partners for short-term working capital. The loan term is within 1 year, with an annual interest rate of 8%, and interest is paid semi-annually.

Among these, the US$1.5 million loan of Borrower A was extended on March 11, 2025, with the maturity date of the extended loan being March 12, 2026. The US$1.02 million loan of Borrower B was extended on February 15, 2025, and the maturity date of the extended loan is February 15, 2026.

The second category is the funds facilitated to a third party for higher yield of idle funds. As of June 30, 2025, the company has paid a total of $500,000. The maturity date of this entrusted fund is 203 days, with a yield rate of 4.3%. Among this, $150,000 matured on August 13, 2025. The company re-entrusted the total matured principal and earnings of $153,587, and the updated maturity date is March 14, 2026. The maturity date of the remaining $350,000 entrusted fund is October 28, 2025.